Reclamation and Remediation (Detail) (AUD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Environmental Exit Cost [Line Items]
Beginning Balance	969	926
Increase (Decrease) as a result of rehabilitation requirement on exploration undertaken during year	159	169
Decrease as a result of rehabilitation performed during the year	(35)	(126)
Ending Balance	1,093	969